STATUTORY RESERVES	12 Months Ended
Sep. 30, 2015
Statutory Reserves Disclosure [Abstract]
Statutory Reserves Disclosure [Text Block]
NOTE 19. STATUTORY RESERVES

Under PRC law, Softech and Kingtone Information are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. The entities are required to allocate at least 10% of their after tax profits on individual company basis as determined under PRC GAAP to the general reserve and have the right to discontinue allocations to the general reserve if such reserve has reached 50% of registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the Board of Directors of the entity. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances, or cash dividends.

As of September 30, 2015 and 2014, the Company had appropriated nil respectively in its statutory reserves.